LEASES	12 Months Ended
Dec. 31, 2020
Lessee Disclosure [Abstract]
LEASES
NOTE 7:-	LEASES

The Company has operating leases for office space and vehicles that expire through 2023.

Below is a summary of our operating right-of-use assets and operating lease liabilities under ASC 842 as of December 31, 2020 and December 31, 2019:

	December 31,
	2020	2019

Operating right-of-use assets	$272	$376

Operating lease liabilities, current	166	142
Operating lease liabilities long-term	146	257

Total operating lease liabilities	$312	$399

Cash paid for amounts included in the measurement of operating lease liabilities was $162 and $130 during the years ended December 31, 2020 and 2019, respectively.

Minimum lease payments for our right of use assets over the remaining lease periods as of December 31, 2020, are as follows:

Year ended December 31,

2021	$170
2022	129
2023	28

Total undiscounted lease payments	327
Less - interest	(15)

Present value of lease liabilities	$312

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of December 31, 2020:

Remaining lease term and discount rate:

Weighted average remaining lease term (years)	1.75
Weighted average discount rate	3.39%

The Company as lessor:

Future minimum rental payments to be received under operating leases:

Year ended December 31,

2021	$5,279
2022	1,917
2023	3,360
2024	187
2025 and thereafter	2,630

Total future minimum rentals	$13,373